Intangible Assets, Net - Summary of Net Book Value of the Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Less: Accumulated amortization	¥ (365,092)		¥ (306,609)
Intangible assets, net	393,477	$ 53,906	449,904
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	54,647		52,657
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	621,922		621,856
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	24,000		24,000
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	18,000		18,000
Non-compete commitment [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 40,000		¥ 40,000